Related Party Transactions (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
USAA Alliance
Related Party Transaction [Line Items]
Commissions paid (less than)	$ 100	$ 100